Derivative Financial Instruments	12 Months Ended
Apr. 30, 2013
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
NOTE 12	DERIVATIVE FINANCIAL INSTRUMENTS

We are exposed to market risks, such as changes in commodity prices, foreign currency exchange rates, and interest rates. To manage the volatility related to these exposures, we enter into various derivative transactions. We have policies in place that define acceptable instrument types we may enter into and establish controls to limit our market risk exposure.

Commodity Price Management: We enter into commodity futures and options contracts to manage the price volatility and reduce the variability of future cash flows related to anticipated inventory purchases of key raw materials, notably green coffee, edible oils, and flour. We also enter into commodity futures and options contracts to manage price risk for energy input costs, including natural gas and diesel fuel. The derivative instruments generally have maturities of less than one year.

Certain of our derivative instruments meet the hedge criteria and are accounted for as cash flow hedges. The mark-to-market gains or losses on qualifying hedges are deferred and included as a component of accumulated other comprehensive loss to the extent effective, and reclassified to cost of products sold in the period during which the hedged transaction affects earnings. Cash flows related to qualifying hedges are classified consistently with the cash flows from the hedged item in the Statements of Consolidated Cash Flows. In order to qualify as a hedge of commodity price risk, it must be demonstrated that the changes in the fair value of the commodity’s futures contracts are highly effective in hedging price risks associated with the commodity purchased. Hedge effectiveness is measured and assessed at inception and on a monthly basis. The mark-to-market gains or losses on nonqualifying and ineffective portions of commodity hedges are recognized in cost of products sold immediately.

The commodities hedged have a high inverse correlation to price changes of the derivative commodity instrument. Thus, we would expect that any gain or loss in the estimated fair value of the derivatives would generally be offset by an increase or decrease in the estimated fair value of the underlying exposures.

Foreign Currency Exchange Rate Hedging: We utilize foreign currency forwards and options contracts to manage the effect of foreign currency exchange fluctuations on future cash payments primarily related to purchases of certain raw materials, finished goods, and fixed assets in Canada. The contracts generally have maturities of less than one year. At the inception of the contract, the derivative is evaluated and documented for hedge accounting treatment. Instruments currently used to manage foreign currency exchange exposures do not meet the requirements for hedge accounting treatment and the change in value of these instruments is immediately recognized in cost of products sold. If the contract qualifies for hedge accounting treatment, to the extent the hedge is deemed effective, the associated mark-to-market gains and losses are deferred and included as a component of accumulated other comprehensive loss. These gains or losses are reclassified to earnings in the period the contract is executed. The ineffective portion of these contracts is immediately recognized in earnings.

Interest Rate Hedging: We utilize derivative instruments to manage changes in the fair value of our debt. Interest rate swaps mitigate the risk associated with the underlying hedged item. At the inception of the contract, the instrument is evaluated and documented for hedge accounting treatment. If the contract is designated as a cash flow hedge, the mark-to-market gains or losses on the swap are deferred and included as a component of accumulated other comprehensive loss to the extent effective, and reclassified to interest expense in the period during which the hedged transaction affects earnings. If the contract is designated as a fair value hedge, the swap would be recognized at fair value on the balance sheet and changes in the fair value would be recognized in interest expense. Generally, changes in the fair value of the derivative are equal to changes in the fair value of the underlying debt and have no impact on earnings. There were no interest rate swaps outstanding at April 30, 2013 and 2012.

The following table sets forth the fair value of derivative instruments recognized in the Consolidated Balance Sheets.

	April 30, 2013		April 30, 2012
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities
Derivatives designated as hedging instruments:
Commodity contracts	$2.1	$2.0	$6.6	$19.5

Total derivatives designated as hedging instruments	$2.1	$2.0	$6.6	$19.5

Derivatives not designated as hedging instruments:
Commodity contracts	$3.6	$2.3	$3.1	$3.6
Foreign currency exchange contracts	0.7	0.2	0.4	1.0

Total derivatives not designated as hedging instruments	$4.3	$2.5	$3.5	$4.6

Total derivative instruments	$6.4	$4.5	$10.1	$24.1

We have elected to not offset fair value amounts recognized for commodity derivative instruments and the cash margin accounts executed with the same counterparty. We maintained cash margin accounts of $5.5 and $32.5 at April 30, 2013 and 2012, respectively, that are included in other current assets in the Consolidated Balance Sheets.

The following table presents information on pre-tax commodity contract net gains and losses recognized on derivatives designated as cash flow hedges.

	Year Ended April 30,
	2013	2012
Losses recognized in other comprehensive income (loss) (effective portion)	$(27.5)	$(31.8)
(Losses) gains reclassified from accumulated other comprehensive loss to cost of products sold (effective portion)	(39.6)	1.9

Change in accumulated other comprehensive loss	$12.1	$(33.7)

Losses recognized in cost of products sold (ineffective portion)	$(0.9)	$(0.9)

Included as a component of accumulated other comprehensive loss at April 30, 2013 and 2012, were deferred pre-tax net losses of $12.2 and $24.3, respectively, related to commodity contracts. The related tax impact recognized in accumulated other comprehensive loss was a benefit of $4.4 and $8.8 at April 30, 2013 and 2012, respectively. The entire amount of the deferred net loss included in accumulated other comprehensive loss at April 30, 2013, is expected to be recognized in earnings within one year as the related commodity is sold.

The following table presents information on the pre-tax losses recognized on the interest rate swap designated as a cash flow hedge.

	Year Ended April 30,
	2013	2012
Losses recognized in other comprehensive income (loss) (effective portion)	$—	$(6.2)
Losses reclassified from accumulated other comprehensive loss to interest expense (effective portion)	(0.5)	(0.3)

Change in accumulated other comprehensive loss	$0.5	$(5.9)

Included as a component of accumulated other comprehensive loss at April 30, 2013 and 2012, were deferred pre-tax losses of $5.4 and $5.9, respectively, related to the interest rate swap that was terminated in October 2011. The related tax benefit recognized in accumulated other comprehensive loss was $1.9 and $2.1 at April 30, 2013 and 2012, respectively. Approximately $0.6 of the pre-tax loss will be recognized over the next 12 months.

The following table presents the net realized and unrealized gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments.

	Year Ended April 30,
	2013	2012
Unrealized gains (losses) on commodity contracts	$6.1	$(7.8)
Unrealized gains (losses) on foreign currency exchange contracts	0.5	(0.8)

Total unrealized gains (losses) recognized in cost of products sold	$6.6	$(8.6)

Realized (losses) gains on commodity contracts	$(1.5)	$24.1
Realized gains on foreign currency exchange contracts	0.8	1.8

Total realized (losses) gains recognized in cost of products sold	$(0.7)	$25.9

Total gains recognized in cost of products sold	$5.9	$17.3

The following table presents the gross contract notional value of outstanding derivative contracts.

	Year Ended April 30,
	2013	2012
Commodity contracts	$347.6	$983.4
Foreign currency exchange contracts	56.8	94.4